Change in accounting policy	12 Months Ended
Dec. 31, 2017
Change in accounting policy
27. Change in accounting policy
The Company has reviewed its accounting policy with respect to exploration and evaluation expenditures. As a result of this review, management has voluntarily elected to change the accounting policy effective December 31, 2017 in order to enhance the relevance and reliability of the information available to the users of the Company’s financial statements. The change in accounting policy has been made in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and has been recognized on a full retrospective basis.
As at January 1, 2016 and December 31, 2016, the following adjustments were recorded to the consolidated statements of financial position:

As at January 1, 2016	As previously reported	Adjustment	Restated
Exploration and evaluation	$36,191	$(30,991)	$5,200
Mineral properties, net book value	37,988	(23,145)	14,843
Net decrease in assets		(54,136)
Deferred income taxes	$(65,431)	$20,572	$(44,859)
Net decrease in liabilities		20,572
Non-controlling interest	$(160,379)	$13,426	$(146,953)
Net decrease in equity		$(20,138)

As at December 31, 2016	As previously reported	Adjustment	Restated
Exploration and evaluation	$600,381	$(53,050)	$547,331
Mineral properties, net book value	34,670	(17,884)	16,786
Plant and equipment, net book value	329,947	598	330,545
Net decrease in assets		(70,336)
Deferred income taxes	$(63,988)	$21,888	$(42,100)
Net decrease in liabilities		21,888
Non-controlling interest	$(180,370)	$14,284	$(166,086)
Net decrease in equity		$(34,164)
For the year ended December 31, 2016, the following adjustments were recorded to the consolidated statements of comprehensive income:
For the year ended December 31, 2016	As previously reported	Adjustment	Restated
Depreciation and depletion	$(35,327)	$2,201	$(33,126)
Exploration expenses	-	(18,628)	(18,628)
Income taxes	(29,888)	1,543	(28,345)
Decrease in net income		$(14,884)

Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$11,353	$(14,026)	$(2,673)
Non-controlling interest	19,737	(858)	18,879
Weighted average shares outstanding (thousands)
Basic	252,392	-	252,392
Diluted	253,000	-	252,392
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$0.04	$(0.05)	$(0.01)
Diluted	0.04	(0.05)	(0.01)

For the year ended December 31, 2016, the following adjustments were recorded to the consolidated statements of cash flows:
For the year ended December 31, 2016	As previously reported	Adjustment	Restated
Net cash provided by operating activities	$44,508	$(18,628)	$25,880
Net cash used in investing activities	(247,393)	18,628	(228,765)
Net change in cash and cash equivalents		$-

As at December 31, 2017, the change in accounting policy had the following impact on the consolidated statements of financial position:
As at December 31, 2017	As under previous policy	Adjustment	Restated
Exploration and evaluation	$651,062	$(102,702)	$548,360
Mineral properties, net book value	34,844	(18,546)	16,298
Plant and equipment, net book value	268,995	598	269,593
		(120,650)
Deferred income taxes	$(57,759)	$25,037	$(32,722)
		25,037
Non-controlling interest	$(165,686)	$16,339	$(149,347)
Net decrease in equity		$(79,274)

For the year ended December 31, 2017, the change in accounting policy had the following impact on the consolidated statements of comprehensive income:
For the year ended December 31, 2017	As under previous policy	Adjustment	Restated
Depreciation and depletion	$(59,785)	$459	$(59,326)
Exploration expense	-	(50,773)	(50,773)
Income taxes	(6,322)	3,149	(3,173)
Increase (decrease) in net income		$(47,165)

Net income (loss) and comprehensive income (loss) attributable to
Nevsun shareholders	$(39,615)	$(45,110)	$(84,725)
Non-controlling interest	(12,821)	(2,055)	(14,876)
Weighted average shares outstanding (thousands)
Basic	302,005	-	302,005
Diluted	302,005	-	302,005
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$(0.13)	$(0.15)	$(0.28)
Diluted	(0.13)	(0.15)	(0.28)

For the year ended December 31, 2017, the change in accounting policy had the following impact on the consolidated statements of cash flows:
For the year ended December 31, 2017	As under previous policy	Adjustment	Restated
Net cash generated by (used in) operating activities	$30,450	$(50,773)	$(20,323)
Net cash used in investing activities	(83,532)	50,773	(32,759)
Net change in cash and cash equivalents		$-